SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
Share Option Activities
Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077
Options granted	8,077,000	1.45
Options exercised	(3,137,500)	0.71
Options forfeited or cancelled	(1,372,120)	1.06
Outstanding as of December 31, 2013	27,390,791	1.20	7.80	47,769
Options granted	62,500	1.31
Options exercised	(1,725,295)	0.39
Options forfeited or cancelled	(2,124,020)	1.71
Outstanding as of December 31, 2014	23,603,976	1.21	6.77	—
Options granted	300,000	0.74	—	—
Options exercised	(339,480)	0.52	—	—
Options forfeited or cancelled	(1,320,303)	1.33	—	—
Outstanding as of December 31, 2015	22,244,193	1.21	5.76	—
Vested and exercisable as of December 31, 2013	11,585,914	0.98	6.99	22,746
Vested and exercisable as of December 31, 2014	16,777,799	1.14	6.52	—
Vested and exercisable as of December 31, 2015	19,881,566	1.17	5.67	—

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577
Options granted	975,000	1.18
Options exercised	(322,910)	0.95
Options forfeited or cancelled	(470,840)	1.16
Outstanding as of December 31, 2013	2,968,750	1.04	8.30	5,639
Options exercised	(1,250,000)	0.96
Outstanding as of December 31, 2014	1,718,750	1.10	7.47	—

Outstanding as of December 31, 2015	1,718,750	1.10	6.47	—
Vested and exercisable as of December 31, 2013	1,570,833	0.98	8.07	3,079
Vested and exercisable as of December 31, 2014	990,104	1.08	7.40	—
Vested and exercisable as of December 31, 2015	1,493,229	1.08	6.40	—

Assumptions Used in Binomial Option-pricing Model
Granted to Employees	2013	2014	2015
Average risk-free interest rate	2.26%-3.16%	3.09%	1.89%
Exercise Multiple	2.0-2.8	2.2	2.8
Expected Forfeiture Rate	0%-7%	12.5%	—
Expected option life	10 years	10 years	10 years
Volatility rate	42%-50%	58%	50%
Dividend yield	0%	0%	0%
Share price	$1.21-4.53	$1.31	$0.74

Granted to Non-Employees	2013	2014	2015
Average risk-free interest rate	2.26%-3.06%	—	—
Exercise Multiple	N/A	N/A	N/A
Expected Forfeiture Rate	—	—	—
Expected option life	8-10 years	—	—
Volatility rate	47%-50%	—	—
Dividend yield	0%	—	—
Share price	$1.21-4.36	—	—

Restricted Share Activities
	Number of shares	Weighted average grant date fair value
		US$
Unvested as of December 31, 2013	75,739,570	2.5937
Granted	10,568,399	1.8971
Forfeited	(12,599,317)	1.9485
Vested	(29,698,444)	3.0103
Unvested as of December 31, 2014	44,010,208	2.3300
Granted	13,964,640	0.4963
Forfeited	(29,532,000)	2.4733
Vested	(21,772,325)	1.2057
Unvested as of December 31, 2015	6,670,523	1.5261